Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Schedule for fixed income securities at amortized cost, gross unrealized gains and losses and fair value

Amortized cost, gross unrealized gains (losses) and fair value for fixed income securities
	Amortized cost	Gross unrealized		Fair value
($ in millions)		Gains	Losses
December 31, 2018
U.S. government and agencies	$5,386	$137	$(6)	$5,517
Municipal	8,963	249	(43)	9,169
Corporate	40,536	490	(890)	40,136
Foreign government	739	13	(5)	747
ABS	1,049	6	(10)	1,045
RMBS	377	89	(2)	464
CMBS	63	8	(1)	70
Redeemable preferred stock	21	1	—	22
Total fixed income securities	$57,134	$993	$(957)	$57,170

December 31, 2017
U.S. government and agencies	$3,580	$56	$(20)	$3,616
Municipal	8,053	311	(36)	8,328
Corporate	42,996	1,234	(204)	44,026
Foreign government	1,005	27	(11)	1,021
ABS	1,266	13	(7)	1,272
RMBS	480	101	(3)	578
CMBS	124	6	(2)	128
Redeemable preferred stock	21	2	—	23
Total fixed income securities	$57,525	$1,750	$(283)	$58,992

Schedule for fixed income securities based on contractual maturities

Scheduled maturities for fixed income securities
	As of December 31, 2018
($ in millions)	Amortized cost	Fair value
Due in one year or less	$3,344	$3,348
Due after one year through five years	27,862	27,742
Due after five years through ten years	17,033	16,773
Due after ten years	7,406	7,728
	55,645	55,591
ABS, RMBS and CMBS	1,489	1,579
Total	$57,134	$57,170

Schedule of net investment income

Net investment income
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$2,077	$2,078	$2,060
Equity securities	170	174	137
Mortgage loans	217	206	217
Limited partnership interests (1)(2)	705	889	561
Short-term investments	73	30	16
Other	272	236	222
Investment income, before expense	3,514	3,613	3,213
Investment expense	(274)	(212)	(171)
Net investment income	$3,240	$3,401	$3,042

(1)
Due to the adoption of the recognition and measurement accounting standard, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $451 million for EMA limited partnership interests and $254 million for limited partnership interests carried at fair value for 2018.

Schedule of realized capital gains and losses by asset type

Realized capital gains (losses) by asset type
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$(237)	$94	$(91)
Equity securities	(594)	255	23
Mortgage loans	2	1	—
Limited partnership interests	(101)	132	(21)
Derivatives	46	(46)	3
Other	7	9	(4)
Realized capital gains and losses	$(877)	$445	$(90)

Schedule of realized capital gains and losses by transaction type

Realized capital gains (losses) by transaction type
	For the years ended December 31,
($ in millions)	2018	2017	2016
Impairment write-downs (1)	$(14)	$(102)	$(234)
Change in intent write-downs (1)	—	(48)	(69)
Net OTTI losses recognized in earnings	(14)	(150)	(303)
Sales (1)	(215)	641	213
Valuation of equity investments (1) (2)	(691)	—	—
Valuation and settlements of derivative instruments	43	(46)	—
Realized capital gains and losses	$(877)	$445	$(90)

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.

Realized gain (loss) on investments

Net appreciation (decline) recognized in net income
For the year ended
($ in millions)	December 31, 2018
Equity securities	$(261)
Limited partnership interests carried at fair value	249
Total	$(12)

Schedule of other-than-temporary impairment losses by asset type

OTTI losses by asset type
	For the years ended December 31,
($ in millions)	2018			2017			2016
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$(3)	$(4)	$—	$—	$—
Corporate	(4)	2	(2)	(9)	3	(6)	(33)	9	(24)
ABS	(1)	(2)	(3)	(1)	(2)	(3)	(6)	—	(6)
RMBS	(1)	—	(1)	(2)	(3)	(5)	—	(1)	(1)
CMBS	(3)	(1)	(4)	(9)	1	(8)	(15)	2	(13)
Total fixed income securities	(9)	(1)	(10)	(22)	(4)	(26)	(54)	10	(44)
Equity securities (1)	—	—	—	(86)	—	(86)	(194)	—	(194)
Mortgage loans	—	—	—	(1)	—	(1)	—	—	—
Limited partnership interests (1)	(3)	—	(3)	(32)	—	(32)	(56)	—	(56)
Other	(1)	—	(1)	(5)	—	(5)	(9)	—	(9)
OTTI losses	$(13)	$(1)	$(14)	$(146)	$(4)	$(150)	$(313)	$10	$(303)

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

OTTI losses included in AOCI at the time of impairment for fixed income securities which were not included in earnings
($ in millions)	December 31, 2018	December 31, 2017
Municipal	$(5)	$(5)
Corporate	(2)	—
ABS	(10)	(15)
RMBS	(67)	(77)
CMBS	(2)	(4)
Total	$(86)	$(101)

Schedule of credit losses on fixed income securities recognized in earnings

Rollforward of the cumulative credit losses recognized in earnings for fixed income securities held
	As of December 31,
($ in millions)	2018	2017	2016
Beginning balance	$(226)	$(318)	$(392)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(18)	(21)
Additional credit loss for securities not previously other-than-temporarily impaired	(3)	(8)	(23)
Reduction in credit loss for securities disposed or collected	30	116	117
Change in credit loss due to accretion of increase in cash flows	2	2	1
Ending balance	$(204)	$(226)	$(318)

Schedule of unrealized net capital gains and losses

Unrealized net capital gains and losses included in AOCI
($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$57,170	$993	$(957)	$36
Short-term investments	3,027	—	—	—
Derivative instruments	—	—	(3)	(3)
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				33
Amounts recognized for:
Insurance reserves (2)				—
DAC and DSI (3)				(33)
Amounts recognized				(33)
Deferred income taxes				(2)
Unrealized net capital gains and losses, after-tax				$(2)

(1)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.

(2)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(3)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Unrealized net capital gains and losses included in AOCI
($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$58,992	$1,750	$(283)	$1,467
Equity securities	6,621	1,172	(12)	1,160
Short-term investments	1,944	—	—	—
Derivative instruments (1)	2	2	(3)	(1)
EMA limited partnerships				1
Unrealized net capital gains and losses, pre-tax				2,627
Amounts recognized for:
Insurance reserves				(315)
DAC and DSI				(196)
Amounts recognized				(511)
Deferred income taxes				(454)
Unrealized net capital gains and losses, after-tax				$1,662

(1)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

Change in unrealized net capital gains (losses)
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$(1,431)	$204	$516
Equity securities (1)	—	651	233
Derivative instruments	(2)	(3)	(4)
EMA limited partnerships	(1)	5	—
Total	(1,434)	857	745
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	163	(50)	(79)
Amounts recognized	478	(365)	(79)
Deferred income taxes	202	117	(233)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(754)	$609	$433

Schedule of change in unrealized net capital gains and losses

Change in unrealized net capital gains (losses)
	For the years ended December 31,
($ in millions)	2018	2017	2016
Fixed income securities	$(1,431)	$204	$516
Equity securities (1)	—	651	233
Derivative instruments	(2)	(3)	(4)
EMA limited partnerships	(1)	5	—
Total	(1,434)	857	745
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	163	(50)	(79)
Amounts recognized	478	(365)	(79)
Deferred income taxes	202	117	(233)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(754)	$609	$433

(1)
Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $1.16 billion of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Schedule of gross unrealized losses and fair value of available for sale securities by length of time

Gross unrealized losses and fair value by type and length of time held in a continuous unrealized loss position
($ in millions)	Less than 12 months			12 months or more
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	Total unrealized losses
December 31, 2018
Fixed income securities
U.S. government and agencies	11	$55	$—	38	$364	$(6)	$(6)
Municipal	943	1,633	(10)	1,147	1,554	(33)	(43)
Corporate	1,735	19,243	(543)	645	8,374	(347)	(890)
Foreign government	7	20	(1)	27	412	(4)	(5)
ABS	64	454	(5)	28	161	(5)	(10)
RMBS	166	30	—	195	52	(2)	(2)
CMBS	3	7	—	2	—	(1)	(1)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	2,930	$21,442	$(559)	2,082	$10,917	$(398)	$(957)
Investment grade fixed income securities	2,348	$17,485	$(331)	2,021	$10,626	$(360)	$(691)
Below investment grade fixed income securities	582	3,957	(228)	61	291	(38)	(266)
Total fixed income securities	2,930	$21,442	$(559)	2,082	$10,917	$(398)	$(957)

December 31, 2017
Fixed income securities
U.S. government and agencies	66	$2,829	$(18)	18	$182	$(2)	$(20)
Municipal	1,756	3,143	(24)	165	349	(12)	(36)
Corporate	781	11,616	(102)	208	3,289	(102)	(204)
Foreign government	45	580	(10)	5	44	(1)	(11)
ABS	57	476	(3)	9	34	(4)	(7)
RMBS	118	35	(1)	181	50	(2)	(3)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	2,826	18,680	(158)	592	3,971	(125)	(283)
Equity securities	127	369	(12)	2	—	—	(12)
Total fixed income and equity securities	2,953	$19,049	$(170)	594	$3,971	$(125)	$(295)
Investment grade fixed income securities	2,706	$17,668	$(134)	535	$3,751	$(98)	$(232)
Below investment grade fixed income securities	120	1,012	(24)	57	220	(27)	(51)
Total fixed income securities	2,826	$18,680	$(158)	592	$3,971	$(125)	$(283)

Principal geographic distribution of commercial real estate represented in the mortgage portfolio

Principal geographic distribution of commercial real estate exceeding 5% of the mortgage loans portfolio
	As of December 31,
(% of mortgage loan portfolio carrying value)	2018	2017
California	16.4%	19.9%
Texas	14.9	13.0
Illinois	7.8	7.1
New Jersey	6.8	7.6
Florida	6.1	6.4
North Carolina	5.1	4.0

Types of property collateralizing the mortgage loans

Types of properties collateralizing the mortgage loan portfolio
	As of December 31,
(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	34.4%	30.9%
Office buildings	24.5	23.8
Warehouse	15.8	15.7
Retail	14.4	18.0
Other	10.9	11.6
Total	100.0%	100.0%

Contractual maturities of the commercial mortgage loan portfolio

Contractual maturities of the mortgage loan portfolio
	As of December 31, 2018
($ in millions)	Number of loans	Carrying value	Percent
2019	8	$171	3.7%
2020	13	119	2.6
2021	41	566	12.1
2022	32	553	11.8
Thereafter	189	3,261	69.8
Total	283	$4,670	100.0%

Carrying value of non-impaired fixed and variable rate mortgage loans by debt service coverage ratio distribution

Carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution
	As of December 31,
($ in millions)	2018			2017
Debt Service Coverage Ratio Distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$6	$31	$37	$3	$—	$3
1.0 - 1.25	273	—	273	345	—	345
1.26 - 1.50	1,192	—	1,192	1,141	30	1,171
Above 1.50	3,063	101	3,164	2,949	62	3,011
Total non-impaired mortgage loans	$4,534	$132	$4,666	$4,438	$92	$4,530

Net carrying value of impaired mortgage loans

Net carrying value of impaired mortgage loans
	As of December 31,
($ in millions)	2018	2017
Impaired mortgage loans with a valuation allowance	$4	$4
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$4
Valuation allowance on impaired mortgage loans	$3	$3

Valuation allowance on impaired mortgage loans

Rollforward of the valuation allowance on impaired mortgage loans
	For the years ended December 31,
($ in millions)	2018	2017	2016
Beginning balance	$3	$3	$3
Net increase in valuation allowance	—	1	—
Charge offs	—	(1)	—
Ending balance	$3	$3	$3

Principal geographic distribution of municipal bond

Principal geographic distribution of municipal bond issuers exceeding 5% of the portfolio
	As of December 31,
(% of municipal bond portfolio carrying value)	2018	2017
Texas	12.3%	9.6%
California	7.4	7.0
Washington	6.2	5.4
New York	5.6	6.9
Florida	4.9	6.5

Schedule of other investments, by type

Other investments by asset type
($ in millions)	December 31, 2018	December 31, 2017
Bank loans	$1,350	$1,702
Policy loans	891	905
Real estate	791	632
Agent loans	620	538
Derivatives and other	200	195
Total	$3,852	$3,972